Other Current Liabilities - Narrative (Details) - vessel	1 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Dec. 31, 2020
Subsequent Event [Line Items]
Number of vessels acquired			4
Number of vessels being employed		5
Subsequent event
Subsequent Event [Line Items]
Number of vessels being employed	11